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                        American Independence Funds Trust

February 5, 2003


VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: AMERICAN INDEPENDENCE FUNDS TRUST - NESTEGG FUNDS (THE "TRUST") RULE 497(j) FILING
      SEC FILE NOS. 333-447, 811-7505

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended.

As Secretary of the Trust, I hereby certify that the Trust's definitive Prospectus and Statement of Additional Information each dated January 31, 2003, which would have been filed by the Trust pursuant to Rule 497(c), would not have differed from that contained in the Trust's most recent Post-Effective Amendment on Form N-1A, filed pursuant to EDGAR on January 30, 2003.

If you have any questions concerning this filing, please do not hesitate to call me at 617-824-1215, or in my absence, contact Tim Walsh at 617-824-1222.

Sincerely,


/s/ Curtis Barnes

Curtis Barnes
Secretary
American Independence Funds Trust

Enclosures